BMW Vehicle Owner Trust 2013-A

Accrued Interest Date:	12/26/13	Collection Period Ending:	12/31/13
Current Payment Date:	1/27/14	Period:	3

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$790,051,983.87	$720,536,637.64	$686,660,569.08

Yield Supplement Overcollateralization	$20,820,564.33	$18,525,590.30	$17,454,969.96

Adjusted Pool Balance	$769,231,419.54	$702,011,047.34	$669,205,599.12

Reserve Account	$1,923,078.55	$1,923,078.55	$1,923,078.55

Overcollateralization	$19,231,419.54	$22,307,711.17	$22,307,711.17

Notes				Ratio

Class A-1 Notes	$215,000,000.00	$144,703,336.17	$111,897,887.95	17.3%

Class A-2 Notes	$221,000,000.00	$221,000,000.00	$221,000,000.00	34.2%

Class A-3 Notes	$265,000,000.00	$265,000,000.00	$265,000,000.00	41.0%

Class A-4 Notes	$49,000,000.00	$49,000,000.00	$49,000,000.00	7.6%

	$750,000,000.00	$679,703,336.17	$646,897,887.95	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$1,774,988.47
Servicer Advances	50,804.44

Servicer Advance Reimbursement	58,423.81

Administrative Purchase Payment	0.00

Warranty Purchase Payment	0.00

Recoveries	52,242.72

Investment Earnings on Trust Accounts

Interest from Reserve Account	163.34

Interest from Collection Account	0.00

Total Available Interest	$1,819,775.16
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$24,381,420.51

Receipts of Pre-Paid Principal	9,494,648.05

Liquidation Proceeds	0.00

Administrative Purchase Payment

Warranty Purchase Payment	0.00

Total Available Principal	$33,876,068.56

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$35,695,843.72

Distributions:

Servicing Fees	$600,447.20

Non-recoverable Servicer Advance Reimbursement	1,301.29

Noteholder's Accrued and Unpaid Interest	298,783.78

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	32,805,448.22

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	1,989,863.23

Total Distributions	$35,695,843.72

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$720,536,637.64

Monthly Principal Received

Regular Principal Received	$24,381,420.51

Prepaid Principal Received	9,494,648.05

Liquidation Proceeds	0.00

Principal Balance Allocable to Gross Charge-offs	0.00

Principal Portion of Repurchased Receivables	0.00

Total Monthly Principal Amounts	$33,876,068.56

Ending Receivable Principal Balance	$686,660,569.08

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.23000%	$29,583.79	0.14
Class A-2 Notes			0.41000%	$75,508.33	0.34
Class A-3 Notes			0.67000%	$147,958.33	0.56
Class A-4 Notes			1.12000%	$45,733.33	0.93
				$298,783.78

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$144,703,336.17	$32,805,448.22	$111,897,887.95	152.58	0.52
Class A-2 Notes	$221,000,000.00	-	$221,000,000.00	0.00	1.00
Class A-3 Notes	$265,000,000.00	-	$265,000,000.00	0.00	1.00
Class A-4 Notes	$49,000,000.00	-	$49,000,000.00	0.00	1.00
	679,703,336.17	32,805,448.22	646,897,887.95

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	18,525,590.30
Beginning Period Amount	18,525,590.30
Current Distribution Date Required Amount	17,454,969.96
Current Period Release	1,070,620.34
Ending Period Amount	17,454,969.96

Reserve Account

Beginning Period Required Amount	$1,923,078.55
Beginning Period Amount	1,923,078.55
Net Investment Earnings	163.34
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	1,923,078.55
Release to Depositor	163.34
Ending Period Amount	$1,923,078.55

Overcollateralization

Beginning Period Overcollateralization Amount	$22,307,711.17

Target Overcollateralization Amount	$22,307,711.17

Ending Period Over Collateralization Amount	$22,307,711.17

Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Receivables	34,274	32,818
Weighted Average Remaining Term	42.92	42.29
Weighted Average Annual Percentage Rate	2.96%	2.96%

Delinquencies
	Dollar Amount	Percentage
30-59 Days	$1,185,486.39	0.17%
60-89 Days	294,228.68	0.04%
90-119 Days	90,178.44	0.01%
120+ Days	0.00	0.00%

Total 30+ Days Past Due	$1,569,893.51	0.23%

Write-offs
Gross Principal Write-offs for Current Period		$0.00
Recoveries for Current Period		52,242.72
Net Write-Offs for Current Period		-52,242.72
Cumulative Net Realized Losses		$13,713.51

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	0.00	0
Ending Period Repossessed Receivables Balance	110,297.40	3

Principal Balance of 90+ Day Repossessed Vehicles	0.00	0